Non-controlling Interests (Tables)	9 Months Ended
Oct. 31, 2021
Noncontrolling Interest [Abstract]
Schedule of ownership of Partnership Interests	The following table summarizes the ownership of Partnership Interests of Holdings (excluding unvested Partnership Interests held by Management Feeder):

	Partnership Interests			Ownership Percentage
	Core & Main	Continuing Limited Partners	Total	Core & Main	Continuing Limited Partners	Total
Balances at July 23, 2021	119,950,882	80,834,811	200,785,693	59.74%	40.26%	100.0%
Issuance of Partnership Interests	40,116,279	—	40,116,279	6.70%	(6.70)%	—
Vesting of Partnership Interests	—	1,957,801	1,957,801	(0.54)%	0.54%	—

Balances at October 31, 2021	160,067,161	82,792,612	242,859,773	65.91%	34.09%	100.0%